Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Other reserves	£ (3,388)	£ (1,464)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,667	4,992
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,284)	(1,342)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(5,940)	(5,557)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(27)	467
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ 196	£ (24)